Consolidated statements of changes in convertible preferred shares and shareholders' (deficit) equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020	50,657,042
Beginning balance at Dec. 31, 2020	$ 135,810
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Convertible Preferred Shares to Ordinary Shares (in shares)	(50,657,042)
Conversion of Convertible Preferred Shares to Ordinary Shares upon IPO	$ (135,810)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020		15,326,281
Beginning balance at Dec. 31, 2020	(145,060)	$ 42	$ 25,908	$ 76	$ (171,086)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Convertible Preferred Shares to Ordinary Shares upon IPO (in shares)		50,657,042
Conversion of Convertible Preferred Shares to Ordinary Shares upon IPO	135,810	$ 136	135,674
Issuance of shares in relation to initial public offering, net of issuance costs (in shares)		7,550,531
Issuance of ordinary shares under the employee share purchase plan	150,666	$ 23	150,643
Exercise of stock options and vesting of RSUs (in shares)		1,311,587
Exercise of stock options and vesting of RSUs	1,222	$ 4	1,218
Share-based compensation	11,171		11,171
Other comprehensive income (loss)	84			84
Net loss	(68,979)				(68,979)
Ending balance (in shares) at Dec. 31, 2021		74,845,441
Ending balance at Dec. 31, 2021	$ 84,914	$ 205	324,614	160	(240,065)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in relation to initial public offering, net of issuance costs (in shares)		357,508
Issuance of ordinary shares under the employee share purchase plan	2,083	$ 1	2,082
Exercise of stock options and vesting of RSUs (in shares)		1,230,823
Exercise of stock options and vesting of RSUs	2,034	$ 4	2,030
Share-based compensation	16,987		16,987
Deferred costs in relation to initial public offering	121		121
Other comprehensive income (loss)	(527)			(527)
Net loss	$ (83,661)				(83,661)
Ending balance (in shares) at Dec. 31, 2022	76,433,772	76,433,772
Ending balance at Dec. 31, 2022	$ 21,951	$ 210	345,834	(367)	(323,726)
Ending balance (in shares) at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in relation to initial public offering, net of issuance costs (in shares)		293,208
Issuance of ordinary shares under the employee share purchase plan	1,259	$ 1	1,258
Exercise of stock options and vesting of RSUs (in shares)		1,923,898
Exercise of stock options and vesting of RSUs	2,307	$ 5	2,302
Share-based compensation	18,164		18,164
Other comprehensive income (loss)	1,239			1,239
Net loss	$ (29,373)				(29,373)
Ending balance (in shares) at Dec. 31, 2023	78,650,878	78,650,878
Ending balance at Dec. 31, 2023	$ 15,547	$ 216	$ 367,558	$ 872	$ (353,099)